Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments [Abstract]
Schedule of financial assets and financial liabilities
	December 31,
	2022	2021
Financial assets:
Cash and restricted deposits	$3,634	$6,920
Government authorities	45	52
Other receivables	46	2,504
Investments in financial assets	591	-

Total financial assets at amortized cost	4,316	9,476

Financial liabilities:

Credit from others	102	45
Warrants liability	2,737	359
Lease liability	27	18

Total financial and lease liabilities	$2,866	$422

Schedule of warrants fair value using Black–Scholes OPM
	December 31, 2022	December 31, 2021	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	72	148	122.01
Risk-free interest rate (%)	4.00	0.87	0.38
Underlying Share Price ($)	0.756	6.23	0.43
Exercise price ($)	24.50	24.50	24.50
Warrants fair value ($)	0	4.15	0.36